Goodwill - Summary of allocated goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 826	$ 879	$ 946
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	405	428
Pilbara
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	337	362
Dampier Salt
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 84	$ 89